ACCOUNTING STANDARDS AND BASIS FOR PREPARATION - Additional Information (Detail)	Mar. 31, 2025	Dec. 31, 2024	Mar. 31, 2024
Disclosure of significant accounting policies [abstract]
Reference exchange rate, U.S. Dollars	1,073.8750	1,032.5000	857.4167